Balance Sheet Components - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Inventory [Line Items]
Inventories	$ 221,145	$ 206,458
Bulk Wine and Spirits
Inventory [Line Items]
Inventories	119,333	124,944
Bottled Wine and Spirits
Inventory [Line Items]
Inventories	90,083	68,684
Bottling and Packaging Supplies
Inventory [Line Items]
Inventories	10,482	11,798
Nonwine Inventory
Inventory [Line Items]
Inventories	$ 1,247	$ 1,032